Revenue and Segment Reporting (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting [Abstract]
Remaining performance obligation, amount	¥ 462,205	¥ 581,161
Number of reportable segments	5